Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Total credit facilities	$ 4,846	$ 5,581
Credit facilities utilized:
Short-term borrowings	(247)	(132)
Long-term debt (including current portion)	(25,482)	(24,514)
Letters of credit outstanding	(115)	(130)
Credit facilities unutilized	3,179	4,339
Current installments of long-term debt	$ 1,628	$ 1,254
Credit facility
Credit facilities utilized:
Long-term debt weighted average interest rate (percent)	0.90%	0.90%
Current installments of long-term debt	$ 888	$ 651
Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(1,305)	(980)
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(1,305)	(980)
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (247)	$ (132)
Short-term debt weighted average interest rate (percent)	0.60%	0.80%
Regulated Operation
Line of Credit Facility [Line Items]
Total credit facilities	$ 3,466
Credit facilities utilized:
Letters of credit outstanding	(70)
Credit facilities unutilized	2,130
Regulated Operation | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(1,019)
Regulated Operation | Credit facility
Credit facilities utilized:
Short-term borrowings	(247)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,380
Credit facilities utilized:
Letters of credit outstanding	(45)
Credit facilities unutilized	1,049
Corporate and Other | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(286)
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0